SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Leases) (Detail) - ASU 2016-02 - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability	$ 2.5	$ 2.6	$ 2.7
Operating lease, right-of-use asset	$ 2.5	$ 2.6	$ 2.7